Net Loss Per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	5,557,797	3,896,896	114,208,546
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share			34,840,000
Series B Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share			58,933,333
Series C Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share			12,307,692
Warrants to Purchase Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share			721,120
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	47,332	207,310	7,406,401
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	5,421,715	3,687,086
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ordinary shares excluded from computation of diluted net loss per share	88,750	2,500